CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
REVENUE
Gross revenue	$ 573,967	$ 447,986	$ 1,668,105	$ 903,142
Less selling fees	(74,315)	(68,111)	(235,255)	(108,949)	$ (210,816)	$ (22,839)
Net revenue	499,653	379,875	1,432,850	794,193	1,676,598	1,299,398
Gross revenue	499,653	379,875	1,432,850	794,193	1,676,598	1,299,398
Net revenue					1,465,782	1,276,559
COST OF REVENUE
Cost of goods sold	68,551	72,250	382,038	147,456	346,156	465,010
Written off inventory	0	0	20,750	0	424,548	1,389,991
Total cost of revenue	68,551	72,250	402,788	147,456	770,704	1,855,001
GROSS PROFIT	431,102	307,625	1,030,062	646,737	695,078	(578,442)
OPERATING EXPENSES
General and administrative	485,568	692,940	1,744,326	1,873,858	2,584,256	1,474,891
Total operating expenses	485,568	692,940	1,744,326	1,873,858	2,584,256	3,054,774
Impairment of assets					0	1,579,883
OTHER INCOME (EXPENSE)
Interest expense, net of interest income	(11,336)	(19,242)	(68,657)	(48,598)	(52,453)	(72,882)
Change in fair value on derivative	(104,421)	(307,746)	(246,260)	(1,287,971)	(85,325)	1,053,186
Loss on extinguishment of debt	0	0	0	0	0	46,836
SBA loan forgiveness	0	39,833	0	39,833
Gain on sale of asset	0	0	2,643	0	0	0
Total other income (expense)	(115,757)	(287,155)	(312,274)	(1,296,736)	(97,945)	1,056,841
SBA loan forgiveness					39,833	29,700
Net gain/(loss) before income tax provision	(170,223)	(672,470)	(1,026,538)	(2,523,857)	(1,987,122)	(2,576,375)
NET GAIN/(LOSS)	$ (170,223)	$ (672,470)	$ (1,026,538)	$ (2,523,857)	$ (1,987,122)	$ (2,576,375)
Loss per share - basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average number of shares outstanding - basic and diluted	341,619,198	316,650,804	342,514,810	317,363,964	319,209,932	237,300,091